Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Lease Commitments

As of December 31, 2016, future minimum rental payments required under operating leases and rental receipts expected under operating leases that have noncancellable lease terms in excess of one year were as follows:

	Operating Leases Future Minimum Rental Payments	Operating Leases Future Minimum Rental Receipts
(Dollars in millions)
2017	$145	$50
2018	129	43
2019	115	33
2020	102	22
2021	91	8
Thereafter	775	1
Total	$1,357	$157